UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number: 811-4337

HERITAGE CASH TRUST

(Exact name of Registrant as Specified in Charter)

880 Carillon Parkway
St. Petersburg, FL 33716
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 573-3800

RICHARD K. RIESS, PRESIDENT
880 Carillon Parkway
St. Petersburg, FL 33716
(Name and Address of Agent for Service)

Copy to:
CLIFFORD J. ALEXANDER, ESQ.
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
Washington, D.C. 20036

Date of fiscal year end: August 31

Date of reporting period: August 31, 2003

Item 1. Reports to Shareholders

2

MONEY
MARKET	[BAR LOGO]
FUND

[Pictures of People Working and Playing]

The Intelligent Creation of Wealth

ANNUAL REPORT
and Investment Performance
Review for the Fiscal Year Ended
August 31, 2003

(HERITAGE LOGO)

October 6, 2003

Dear Fellow Shareholders,

      I am pleased to provide you with the annual report for the Heritage Cash Trust — Money Market Fund (the “Fund”) for the fiscal year ended August 31, 2003. For the period covered by this report, the seven day current yield of the Fund has declined from 1.12% to 0.38%(a). The decline in yield can be attributed to decisions by Federal Reserve policy makers to lower the federal funds rate (the rate banks charge each other for overnight loans) by a total of 0.75% during the Fund’s fiscal year. The Fed reduced rates by 0.50% in November of 2002 and then by 0.25% in June of 2003. This left the federal funds rate at a 45-year low of 1.0% on June 25, 2003.

      At the end of the period, 48.8% of the Fund’s net assets were invested in short-term obligations issued by U. S. Government-Sponsored Enterprises including Fannie Mae, Freddie Mac, Federal Home Loan Bank and Federal Farm Credit Bank and 45.1% were invested in commercial paper rated A-1 by Standard and Poor’s rating group. This, along with other factors, satisfies the standards necessary to retain the Fund’s AAAm rating from Standard & Poor’s rating group. Ratings are subject to change and do not remove market risk from your investment(b).

      Our ultimate objective in managing your investments is to help you successfully meet your financial goals. On behalf of Heritage, I thank you for your continuing investment in the Heritage Cash Trust — Money Market Fund.

Sincerely,

Richard K. Riess President

(a)	This performance data represents past performance and the investment return of an investment in the Fund will fluctuate. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
(b)	Standard & Poor’s, a widely recognized independent authority on credit quality, rates certain money market funds based on weekly analysis. When rating a money market fund, Standard & Poor’s assesses the safety of principal. According to Standard & Poor’s, a fund rated AAAm (“m” denotes money market fund) offers excellent safety features and has superior capacity to maintain principal value and limit exposure to loss. In evaluating safety, Standard & Poor’s focuses on credit quality, liquidity, and management.

Annual Report

A-1

________________________________________________________________________________
Heritage Cash Trust — Money Market Fund
Statement of Net Assets
August 31, 2003

Principal
Amount		Value

Commercial Paper—45.4%(a)
Domestic—34.3%
Beverages—1.9%
$23,175,000	The Coca-Cola Company, 1.02%, 09/22/03	$23,161,211
59,645,000	The Coca-Cola Company, 1.01%, 10/06/03	59,586,432
17,180,000	The Coca-Cola Company, 1.02%, 10/31/03	17,150,794

		99,898,437

Chemicals—1.8%
15,000,000	E.I. du Pont de Nemours & Company, 1.02%, 09/03/03	14,999,150
85,000,000	E.I. du Pont de Nemours & Company, 1.01%, 10/30/03	84,859,301

		99,858,451

Cosmetics/Personal Care—7.6%
25,000,000	Colgate-Palmolive Company, 1.00%, 09/24/03	24,984,028
25,000,000	Colgate-Palmolive Company, 1.01%, 09/24/03	24,983,868
50,000,000	Colgate-Palmolive Company, 1.01%, 09/25/03	49,966,333
150,000,000	Gillette Company, 1.03%, 09/02/03	149,995,708
65,600,000	Kimberly-Clark Corporation, 1.02%, 10/29/03	65,492,197
40,000,000	The Procter & Gamble Company, 1.01%, 09/10/03	39,989,900
30,000,000	The Procter & Gamble Company, 1.01%, 09/16/03	29,987,375
30,000,000	The Procter & Gamble Company, 1.02%, 11/06/03	29,943,900

		415,343,309

Diversified Manufacturer—2.7%
54,400,000	General Electric Capital Corporation, 1.01%, 09/09/03	54,387,790
50,000,000	General Electric Capital Corporation, 1.04%, 09/25/03	49,965,333
45,600,000	General Electric Capital Corporation, 1.05%, 10/23/03	45,530,840

		149,883,963

Household Products—3.8%
50,000,000	Johnson & Johnson, 1.17%, 11/03/03	49,897,625
31,000,000	Johnson & Johnson, 1.00%, 11/04/03	30,944,889
30,000,000	Johnson & Johnson, 1.01%, 11/05/03	29,945,292
20,000,000	The Clorox Company, 1.01%, 09/04/03	19,998,317
33,000,000	The Clorox Company, 0.98%, 09/11/03	32,991,017
14,000,000	The Clorox Company, 1.00%, 09/23/03	13,991,444
26,000,000	The Clorox Company, 1.01%, 09/26/03	25,981,763
7,000,000	The Clorox Company, 1.01%, 09/29/03	6,994,501

		210,744,848

Oil & Gas—5.5%
50,000,000	Chevron UK Investment PLC, 1.01%, 09/18/03	49,976,153
50,000,000	Chevron UK Investment PLC, 1.02%, 09/30/03	49,958,917
50,000,000	ChevronTexaco Corporation, 1.00%, 09/03/03	49,997,222
89,400,000	Shell Finance, 1.03%, 09/03/03	89,394,884
13,900,000	Shell Finance, 1.03%, 09/25/03	13,890,455
46,700,000	Shell Finance, 1.03%, 10/16/03	46,639,873

		299,857,504

Pharmaceuticals—9.2%
25,000,000	Abbott Laboratories, 1.02%, 09/09/03	24,994,333
30,000,000	Abbott Laboratories, 1.02%, 09/18/03	29,985,550
50,000,000	Bristol-Myers Squibb Company, 1.01%, 09/10/03	49,987,375
50,000,000	Bristol-Myers Squibb Company, 1.04%, 09/17/03	49,977,333

The accompanying notes are an integral part of the financial statements.

Annual Report

A-2

________________________________________________________________________________
Heritage Cash Trust — Money Market Fund
Statement of Net Assets
August 31, 2003
(continued)

Principal
Amount		Value

Commercial Paper (continued)
$26,650,000	Bristol-Myers Squibb Company, 1.04%, 09/17/03	$26,637,682
23,350,000	Bristol-Myers Squibb Company, 1.02%, 09/23/03	23,335,445
75,000,000	Merck & Company, Inc., 1.00%, 09/10/03	74,981,250
20,630,000	Merck & Company, Inc., 1.02%, 09/18/03	20,620,063
26,915,000	Merck & Company, Inc., 1.00%, 09/22/03	26,899,300
27,455,000	Merck & Company, Inc., 1.02%, 09/23/03	27,437,886
30,200,000	Pfizer, Inc., 1.00%, 09/08/03	30,194,128
39,673,000	Pfizer, Inc., 1.00%, 09/11/03	39,661,980
50,000,000	Pfizer, Inc., 1.00%, 09/12/03	49,984,722
30,127,000	Pfizer, Inc., 1.03%, 09/19/03	30,111,485

		504,808,532

Retail—1.8%
42,000,000	Wal-Mart Stores Inc., 1.00%, 09/03/03	41,997,667
58,000,000	Wal-Mart Stores Inc., 1.01%, 09/16/03	57,975,592

		99,973,259

Total Domestic (cost $1,880,368,303)		1,880,368,303

Foreign—11.1%(b)
Banks—1.8%
50,000,000	Abbey National North America LLC, 1.02%, 09/19/03	49,974,500
50,000,000	Abbey National North America LLC, 1.01%, 09/22/03	49,970,542

		99,945,042

Financial Services—1.8%
20,000,000	Toyota Motor Credit Corporation, 1.03%, 09/03/03	19,998,856
18,000,000	Toyota Motor Credit Corporation, 1.04%, 09/18/03	17,991,160
29,480,000	Toyota Motor Credit Corporation, 1.05%, 09/22/03	29,461,944
30,000,000	Toyota Motor Credit Corporation, 1.01%, 09/23/03	29,981,483
2,520,000	Toyota Motor Credit Corporation, 1.05%, 10/09/03	2,517,207

		99,950,650

Food—2.7%
27,430,000	Nestle Australia Ltd., 1.03%, 09/15/03	27,419,013
15,200,000	Nestle Capital Corporation, 1.01%, 09/15/03	15,194,030
16,100,000	Nestle Capital Corporation, 1.03%, 10/17/03	16,078,811
35,670,000	Nestle Capital Corporation, 1.02%, 10/28/03	35,612,393
55,600,000	Nestle Capital Corporation, 1.05%, 10/29/03	55,505,943

		149,810,190

Pharmaceuticals—2.5%
29,920,000	GlaxoSmithKline PLC, 1.19%, 09/04/03	29,917,033
17,000,000	Novartis AG, 1.08%, 09/02/03	16,999,490
33,729,000	Novartis AG, 1.02%, 09/03/03	33,727,089
24,671,000	Novartis AG, 1.04%, 09/04/03	24,668,862
24,600,000	Novartis AG, 1.04%, 09/09/03	24,594,315

		129,906,789

Regional Agencies—2.3%
31,700,000	Province of British Columbia, 0.98%, 09/19/03	31,684,467
26,800,000	Province of British Columbia, 1.22%, 10/14/03	26,760,946
25,286,000	Province of British Columbia, 1.03%, 11/13/03	25,233,187

The accompanying notes are an integral part of the financial statements.

Annual Report

A-3

________________________________________________________________________________
Heritage Cash Trust — Money Market Fund
Statement of Net Assets
August 31, 2003
(continued)

Principal
Amount		Value

Commercial Paper (continued)
$44,240,000	The Canadian Wheat Board, 1.02%, 11/12/03	$44,149,750

		127,828,350

Total Foreign (cost $607,441,021)		607,441,021

Total Commercial Paper (cost $2,487,809,324)		2,487,809,324

U.S. Government-Sponsored Enterprises—52.9%(a)
133,860,000	Fannie Mae, 0.98%, 09/03/03	133,852,712
64,318,000	Fannie Mae, 0.90%, 09/17/03	64,292,273
200,000,000	Fannie Mae, 0.96%, 09/17/03	199,914,667
100,000,000	Fannie Mae, 0.98%, 09/24/03	99,937,389
40,000,000	Fannie Mae, 0.99%, 09/24/03	39,974,700
100,000,000	Fannie Mae, 0.99%, 10/01/03	99,917,500
100,000,000	Fannie Mae, 1.01%, 10/01/03	99,915,833
30,000,000	Fannie Mae, 1.06%, 11/19/03	29,930,546
75,000,000	Fannie Mae, 1.45%, 09/14/04	75,000,000
25,000,000	Federal Farm Credit Banks, 1.00%, 09/03/03	24,998,611
120,000,000	Federal Farm Credit Banks, 1.00%, 09/08/03	119,976,667
19,070,000	Federal Farm Credit Banks, 1.02%, 10/06/03	19,051,089
50,000,000	Federal Home Loan Bank, 1.02%, 09/05/03	49,994,361
100,000,000	Federal Home Loan Bank, 1.05%, 09/12/03	99,968,069
69,900,000	Federal Home Loan Bank, 1.00%, 09/17/03	69,869,089
50,000,000	Federal Home Loan Bank, 1.03%, 09/19/03	49,974,250
50,000,000	Federal Home Loan Bank, 1.03%, 10/08/03	49,947,069
95,000,000	Federal Home Loan Bank, 1.01%, 10/10/03	94,896,055
102,065,000	Federal Home Loan Bank, 1.01%, 10/15/03	101,939,630
41,600,000	Federal Home Loan Bank, 1.04%, 10/15/03	41,547,122
100,000,000	Federal Home Loan Bank, 1.00%, 10/17/03	99,872,861
100,000,000	Federal Home Loan Bank, 1.03%, 10/17/03	99,868,389
85,000,000	Federal Home Loan Bank, 1.01%, 10/22/03	84,878,379
100,000,000	Federal Home Loan Bank, 1.11%, 02/06/04	99,515,028
50,000,000	Federal Home Loan Bank, 1.30%, 06/30/04	50,000,000
25,000,000	Federal Home Loan Bank, 1.41%, 09/21/04	25,000,000
100,000,000	Freddie Mac, 1.00%, 09/02/03	99,997,222
100,000,000	Freddie Mac, 1.0025%, 09/02/03	99,997,215
100,000,000	Freddie Mac, 1.00%, 09/09/03	99,977,778
50,000,000	Freddie Mac, 1.06%, 09/11/03	49,985,347
46,886,000	Freddie Mac, 1.00%, 09/18/03	46,863,859
50,000,000	Freddie Mac, 1.04%, 09/23/03	49,968,375
60,790,000	Freddie Mac, 1.06%, 09/30/03	60,738,337
50,000,000	Freddie Mac, 1.06%, 10/07/03	49,947,000
50,000,000	Freddie Mac, 1.02%, 10/09/03	49,946,167
50,000,000	Freddie Mac, 1.07%, 10/14/03	49,936,396
25,000,000	Freddie Mac, 1.07%, 10/31/03	24,955,417
100,000,000	Student Loan Marketing Association, 1.08%, 12/18/03(c)	100,000,000
100,000,000	Student Loan Marketing Association, 1.08%, 02/19/04(c)	100,000,000

Total U.S. Government-Sponsored Enterprises (cost $2,906,345,402)		2,906,345,402

Certificates of Deposit—1.8%(a)
50,000,000	Fifth Third Bancorp, 1.09%, 02/17/04	50,000,000
50,000,000	Fifth Third Bancorp, 1.09%, 02/19/04	50,000,000

Total Certificates of Deposit (cost $100,000,000)		100,000,000

Total Investment Portfolio excluding repurchase agreement (cost $5,494,154,726)		5,494,154,726

The accompanying notes are an integral part of the financial statements.

Annual Report

A-4

________________________________________________________________________________
Heritage Cash Trust — Money Market Fund
Statement of Net Assets
August 31, 2003
(continued)

Value

Repurchase Agreement—0.3%(a)
Repurchase Agreement with State Street Bank and Trust Company, dated August 29, 2003 @ 0.90% to be repurchased at $16,257,626 on September 2, 2003, collateralized by $13,595,000 United States Treasury Bonds, 7.125% due February 15, 2003, market value, $16,632,310 (including interest) (cost $16,256,000)	$16,256,000

Total Investment Portfolio (cost $5,510,410,726)(d), 100.4%(a)	5,510,410,726
Other Assets and Liabilities, net, (0.4)%(a)	(19,928,039)

Net Assets, (consisting of paid-in-capital net of undistributed net investment income of $3,530 and accumulated net realized loss of $3,173), 100.0%	$5,490,482,687

Class A Shares
Net asset value, offering and redemption price per share, ($5,479,473,751 divided by 5,479,477,159 shares outstanding)	$1.00

Class B Shares
Net asset value, offering and redemption price per share, ($4,659,311 divided by 4,659,138 shares outstanding)	$1.00

Class C Shares
Net asset value, offering and redemption price per share, ($6,349,625 divided by 6,349,564 shares outstanding)	$1.00

(a)	Percentages indicated are based on net assets.
(b)	U.S. dollar denominated.
(c)	Floating rate notes reset their interest rate weekly.
(d)	The aggregate identified cost for federal income tax purposes is the same.

The accompanying notes are an integral part of the financial statements.

Annual Report

A-5

________________________________________________________________________________
Heritage Cash Trust — Money Market Fund
Statement of Operations
For the Fiscal Year Ended August 31, 2003

Investment Income:

Interest		$72,075,482
Expenses:
Management fee	$21,823,495
Distribution fee (Class A)	7,981,310
Distribution fee (Class B)	8,696
Distribution fee (Class C)	9,367
Shareholder servicing fees	6,484,389
Custodian fee	393,231
Reports to shareholders	200,504
State qualification expenses	115,278
Professional fees	62,010
Fund accounting fee	53,082
Insurance	38,505
Trustees’ fees and expenses	13,594
Other	34,384

Total expenses		37,217,845

Net investment income from operations		$34,857,637

Statements of Changes in Net Assets

	For the Fiscal Years Ended

	August 31, 2003	August 31, 2002

Increase in net assets:
Operations:
Net investment income from operations	$34,857,637	$75,993,923
Distributions to shareholders from:
Net investment income Class A shares, ($0.007 and $0.015 per share, respectively)	(34,795,589)	(75,584,522)
Net investment income Class B shares, ($0.007 and $0.015 per share, respectively)	(38,895)	(65,102)
Net investment income Class C shares, ($0.007 and $0.015 per share, respectively)	(42,046)	(54,709)

Net distributions to shareholders	(34,876,530)	(75,704,333)
Increase in net assets from Fund share transactions	372,014,162	354,686,358

Increase in net assets	371,995,269	354,975,948
Net assets, beginning of fiscal year	5,118,487,418	4,763,511,470

Net assets, end of fiscal year	$5,490,482,687	$5,118,487,418

The accompanying notes are an integral part of the financial statements.

Annual Report

A-6

________________________________________________________________________________
Heritage Cash Trust — Money Market Fund
Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

	Class A Shares					Class B Shares					Class C Shares

	For the Fiscal Years Ended					For the Fiscal Years Ended					For the Fiscal Years Ended
	August 31					August 31					August 31

	2003	2002	2001	2000	1999	2003	2002	2001	2000	1999	2003	2002	2001	2000	1999

Net asset value, beginning of fiscal year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net investment income(a)	0.007	0.015	0.048	0.053	0.044	0.007	0.015	0.048	0.053	0.044	0.007	0.015	0.048	0.053	0.044
Less Distributions:
Dividends from net investment income and net realized gains(a)	(0.007)	(0.015)	(0.048)	(0.053)	(0.044)	(0.007)	(0.015)	(0.048)	(0.053)	(0.044)	(0.007)	(0.015)	(0.048)	(0.053)	(0.044)

Net asset value, end of fiscal year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return (%)	0.66	1.53	4.87	5.43	4.46	0.66	1.53	4.87	5.43	4.46	0.66	1.53	4.87	5.43	4.46
Ratios(%)/Supplemen Data:	tal
Operating expenses, net, to average daily net assets	0.70	0.70	0.72	0.72	0.73	0.70	0.70	0.72	0.72	0.73	0.70	0.70	0.72	0.72	0.73
Net investment income to average daily net assets	0.65	1.51	4.69	5.31	4.37	0.67	1.52	4.40	5.25	4.37	0.67	1.47	4.63	5.19	4.37
Net assets, end of fiscal year ($ millions)	5,479	5,106	4,757	3,890	3,106	5	6	4	1	1	6	6	2	1	3

(a)	Includes net realized gains and losses which were less than $.001 per share for each of the periods.

The accompanying notes are an integral part of the financial statements.

Annual Report

A-7

________________________________________________________________________________
Heritage Cash Trust — Money Market Fund
Notes to Financial Statements

Note 1:	Significant Accounting Policies. Heritage Cash Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company consisting of two separate investment portfolios, the Money Market Fund (the “Fund”) and the Municipal Money Market Fund. The Fund seeks to achieve maximum current income consistent with stability of principal. The Fund currently offers Class A, Class B and Class C shares. Effective February 1, 2004, Class B shares will not be available for direct purchase. Class B shares will continue to be available through exchanges as described in the Fund’s prospectus. Class A, B and C shares have no front end sales charges, but when redeemed, may be subject to a contingent deferred sales charge (CDSC) if they were acquired through an exchange from another Heritage mutual fund. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Security Valuation: The Fund uses the amortized cost method of security valuation (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended). The amortized cost of an instrument is determined by valuing it at cost at the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity.

Repurchase Agreements: The Fund enters into repurchase agreements whereby the Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Federal Income Taxes: The Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

Distribution of Income and Gains: Distributions from net investment income and net realized gains available for distribution are declared daily and paid monthly. The Fund uses the identified cost method for determining realized gain or loss on investment transactions for both financial and federal income tax reporting purposes.

Expenses: The Fund is charged for those expenses that are directly attributable to it, while other expenses are allocated proportionately among the Heritage mutual funds based upon methods approved by the Board of Trustees. Expenses that are directly attributable to a specific class of shares, such as distribution fees, are charged directly to that class. Other expenses of the Fund are allocated to each class of shares based upon their relative percentage of net assets.

State Qualification Expenses: State qualification expenses are amortized based either on the time period covered by the qualification or as related shares are sold, whichever is appropriate for each state.

Other: Investment transactions are recorded on a trade date basis. Interest income is recorded on the accrual basis.

Annual Report

A-8

________________________________________________________________________________
Heritage Cash Trust — Money Market Fund
Notes to Financial Statements
(continued)

Note 2:	Fund Shares. At August 31, 2003, there was an unlimited number of shares of beneficial interest of no par value authorized.

Transactions in Class A, B and C shares and dollars of the Fund during the fiscal year ended August 31, 2003 at a net asset value of $1.00 per share, were as follows:

	Class A	Class B	Class C

Shares sold	16,208,426,824	3,915,607	27,472,133
Shares issued on reinvestment of distributions	38,265,187	31,618	43,576
Shares redeemed	(15,873,414,728)	(5,115,416)	(27,610,639)

Net increase (decrease)	373,277,283	(1,168,191)	(94,930)
Shares outstanding:
Beginning of fiscal year	5,106,199,876	5,827,329	6,444,494

End of fiscal year	5,479,477,159	4,659,138	6,349,564

Transactions in Class A, B and C shares and dollars of the Fund during the fiscal year ended August 31, 2002 at a net asset value of $1.00 per share, were as follows:

	Class A	Class B	Class C

Shares sold	15,442,611,306	7,208,295	9,604,972
Shares issued on reinvestment of distributions	83,365,351	39,030	50,888
Shares redeemed	(15,177,485,113)	(5,212,440)	(5,495,931)

Net increase	348,491,544	2,034,885	4,159,929
Shares outstanding:
Beginning of fiscal year	4,757,708,332	3,792,444	2,284,565

End of fiscal year	5,106,199,876	5,827,329	6,444,494

Note 3:	Purchases and Maturities of Securities. For the fiscal year ended August 31, 2003, purchases and sales/maturities of short-term investment securities, excluding repurchase agreements, aggregated $34,823,274,824 and $33,570,369,656, respectively. Purchases and sales/maturities of U.S. Government obligations, aggregated $17,442,887,141 and $18,068,428,000, respectively.

Annual Report

A-9

________________________________________________________________________________
Heritage Cash Trust — Money Market Fund
Notes to Financial Statements
(continued)

Note 4:	Management, Distribution, Shareholder Servicing Agent, Fund Accounting and Trustees’ Fees. Under the Trust’s Investment Advisory and Administration Agreement with Heritage Asset Management, Inc. (the “Manager” or “Heritage”), the Fund agrees to pay to the Manager the following annual fee as a percentage of the Fund’s average daily net assets, computed daily and payable monthly.

Fund’s Average	Management
Daily Net Assets	Fee Rate

First $500 million	0.500%
Next $500 million	0.475%
Next $500 million	0.450%
Next $500 million	0.425%
Next $500 million	0.400%
Next $2.5 billion	0.375%
Next $5.0 billion	0.360%
Greater than $10 billion	0.350%

The amount payable to the Manager as of August 31, 2003 was $1,908,931. Pursuant to a contractual agreement dated January 2, 2003, the Manager has agreed to waive its fees and, if necessary, reimburse the Fund to the extent that annual operating expenses exceed 0.74% of the average daily net assets for the fiscal year ended August 31, 2003. No fees were waived and no expenses were reimbursed for the fiscal year ended August 31, 2003.

The Manager also is the Shareholder Servicing Agent and Fund Accountant for the Fund. The Manager charged $6,484,389 for Shareholder Servicing fees and $53,082 for Fund Accounting services, of which $1,033,412 and $9,000 were payable as of August 31, 2003, respectively.

Raymond James & Associates, Inc. (the “Distributor” or “RJA”) has advised the Fund that it generated $2,994, $76,915 and $16,606 in contingent deferred sales charges for Class A, Class B and Class C shares, respectively during the fiscal year ended August 31, 2003. From these fees, the Distributor paid sales commissions to sales persons and incurred other distribution costs.

Pursuant to plans adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Fund is authorized to pay the Distributor a fee of up to 0.15% of the average daily net assets. Such fee is accrued daily and payable monthly. The total amount payable to the Distributor as of August 31, 2003 was $702,494. The Manager, Distributor, Fund Accountant and Shareholder Servicing Agent are all wholly-owned subsidiaries of Raymond James Financial, Inc. (“RJF”).

Trustees of the Trust also serve as Trustees for Heritage Capital Appreciation Trust, Heritage Growth and Income Trust, Heritage Income Trust and Heritage Series Trust, investment companies that are also advised by the Manager (collectively referred to as the “Heritage Mutual Funds”). Each Trustee of the Heritage Mutual Funds who is not an employee of the Manager or an employee of an affiliate of the Manager receives an annual fee of $18,000 and an additional fee of $3,000 for each combined quarterly meeting of the Heritage Mutual Funds attended. Trustees’ fees and expenses are paid equally by each portfolio in the Heritage Mutual Funds.

Annual Report

A-10

________________________________________________________________________________
Heritage Cash Trust — Money Market Fund
Notes to Financial Statements
(continued)

Note 5:	Federal Income Taxes. The timing and character of certain income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) from investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital or accumulated net realized gain (loss), as appropriate, in the period that the differences arise. Results of operations and net assets are not affected by these reclassifications. For the fiscal year ended August 31, 2003, to reflect reclassifications arising from permanent tax differences attributable to a reclass of dividends, the Fund decreased (debited) undistributed net investment income $15,720 and increased (credited) accumulated net realized loss $15,720. In addition, from November 1, 2002 to August 31, 2003 the Fund incurred $3,173 of net realized capital losses (post October losses) which will be deferred and treated as arising on September 1, 2003 in accordance with regulations under the Internal Revenue Code. All dividends paid by the Fund from net investment income are deemed to be ordinary income for Federal income tax purposes.

Annual Report

A-11

Report of Independent Certified Public Accountants

To the Board of Trustees and Shareholders of

  Heritage Cash Trust — Money Market Fund

In our opinion, the accompanying statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Heritage Cash Trust — Money Market Fund (the “Fund”) at August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Tampa, Florida
October 6, 2003

Annual Report

A-12

Heritage Cash Trust

Trustees and Officers

				Number of
				Portfolios in
				Heritage Mutual
				Funds
		Term of Office*		Complex	Other
Name, Address	Position(s) Held	and Length of	Principal Occupation(s)	Overseen	Directorships
and Age	with Fund	Time Served	During Past 5 years	by Trustee	Held by Trustee

Affiliated Trustees**
Thomas A. James 880 Carillon Parkway St. Petersburg, FL 33716 (61)	Trustee	Since inception in 1985	Chairman of the Board since 1986; Chief Executive Officer of RJF since 1969; Chairman of the Board of RJA since 1986; Chairman of the Board of Eagle Asset Management, Inc. (“Eagle”) since 1984.	13	Outback Steakhouse, Inc.

Richard K. Riess 880 Carillon Parkway St. Petersburg, FL 33716 (54)	President and Trustee	Since 2000 Since inception in 1985	Executive Vice President and Managing Director for Asset Management of RJF since 1998; Chief Executive Officer of Eagle since 1996; Chief Executive Officer of Heritage since 2000; President of Eagle, 1995 to 2000.	13	N/A

Independent Trustees
C. Andrew Graham 880 Carillon Parkway St. Petersburg, FL 33716 (63)	Trustee	Since inception in 1985	First Financial Advisors, LLC & Graham Financial Partners LLC (financial planning insurance and investment services) since 1999; Representative of NFP Securities, Inc. (broker-dealer) since 2002; Representative of Multi-Financial Securities Corp. (broker-dealer), 1996 to 2001; V.P. of Financial Designs Ltd., 1996 to 1999.	13	N/A

Annual Report

A-13

________________________________________________________________________________

Heritage Cash Trust
Trustees and Officers

				Number of
				Portfolios in
				Heritage Mutual
				Funds
		Term of Office*		Complex	Other
Name, Address	Position(s) Held	and Length of	Principal Occupation(s)	Overseen	Directorships
and Age	with Fund	Time Served	During Past 5 years	by Trustee	Held by Trustee

Independent Trustees (continued)
William J. Meurer 880 Carillon Parkway St. Petersburg, FL 33716 (60)	Trustee	Since 2003	Private financial consultant since September 2000; Board of Directors of Tribridge Consulting, Inc. (business consulting services) since 2000; Board of Trustees, St. Joseph’s-Baptist Health Care since 2000; Advisory Board, Bisk Publishing, Inc. (distance learning provider) since 2000; Managing Partner, Central Florida of Arthur Andersen LLP, 1987 to 2000; Managing Partner, Florida Audit and Business Advisory Services of Arthur Andersen, 1997 to 2000.	13	Sykes Enterprises, Incorporated (inbound call systems ).

James L. Pappas 880 Carillon Parkway St. Petersburg, FL 33716 (60)	Trustee	Since 1989	Lykes Professor of Banking and Finance since 1986 at University of South Florida; President, Graduate School of Banking since 1995; Trustee and Chairman of the Board, Tampa Museum of Art.	13	N/A

David M. Phillips 880 Carillon Parkway St. Petersburg, FL 33716 (64)	Trustee	Since inception in 1985	Chief Executive Officer of Evare LLC (information services); Chairman Emeritus of CCC Information Services, Inc.; Executive in Residence, University of North Carolina — Wilmington, 2000 to 2003	13	N/A

Annual Report

A-14

________________________________________________________________________________

Heritage Cash Trust
Trustees and Officers

Number of
Portfolios in
Heritage Mutual
Funds
		Term of Office*		Complex	Other
Name, Address	Position(s) Held	and Length of	Principal Occupation(s)	Overseen	Directorships
and Age	with Fund	Time Served	During Past 5 years	by Trustee	Held by Trustee

Independent Trustees (continued)
Eric Stattin 880 Carillon Parkway St. Petersburg, FL 33716 (70)	Trustee	Since 1987	Private Investor since 1988.	13	Mill Creek Bank

Deborah L. Talbot 880 Carillon Parkway St. Petersburg, FL 33716 (53)	Trustee	Since 2002	Consultant/Advisor; Member, Academy of Senior Professionals, Eckerd College since 1998; Member, Dean’s Advisory Board of Fogelman School of Business, University of Memphis, 1999-2000; Advisory Board Member, Center for Global Studies, Pennsylvania State University, 1996-1999.	13	N/A

Officers
K.C. Clark 880 Carillon Parkway St. Petersburg, FL 33716 (44)	Executive Vice President and Principal Executive Officer	Since 2000	Executive Vice President and Chief Operating Officer of Heritage, since 2000; Senior Vice President — Operations and Administration of Heritage, 1998 to 2000; Vice President — Operations and Administration of Heritage, 1993 to 1998.	N/A	N/A

H. Peter Wallace 880 Carillon Parkway St. Petersburg, FL 33716 (57)	Senior Vice President	Since 1993	Senior Vice President and Director Fixed Income Investments of Heritage since 1993.	N/A	N/A

Andrea N. Mullins 880 Carillon Parkway St. Petersburg, FL 33716 (36)	Treasurer	Since 2003	Treasurer and Vice President — Finance of Heritage since 2003; Vice President — Fund Accounting of Heritage, 1996 to 2003.	N/A	N/A

Annual Report

A-15

________________________________________________________________________________

Heritage Cash Trust
Trustees and Officers

Number of
Portfolios in
Heritage Mutual
Funds
		Term of Office*		Complex	Other
Name, Address	Position(s) Held	and Length of	Principal Occupation(s)	Overseen	Directorships
and Age	with Fund	Time Served	During Past 5 years	by Trustee	Held by Trustee

Officers (continued)
Clifford J. Alexander 1800 Massachusetts Ave. Washington, DC 20036 (60)	Secretary	Since 1985	Partner, Kirkpatrick & Lockhart LLP (law firm).	N/A	N/A

Robert J. Zutz 1800 Massachusetts Ave. Washington, DC 20036 (50)	Assistant Secretary	Since 1989	Partner, Kirkpatrick & Lockhart LLP (law firm).	N/A	N/A

Deborah A. Malina 880 Carillon Parkway St. Petersburg, FL 33716 (37)	Assistant Secretary	Since 2000	Compliance Administrator of Heritage since 2000; Assistant Supervisor of Operations, Heritage, 1997 to 2000.	N/A	N/A

*	Trustees serve for the lifetime of the Trust or until they are removed, resign or retire. The Board has adopted a retirement policy that requires Trustees to retire at the age of 72 for those Trustees in office prior to August 2000, and at the age 70 for those Trustees who are elected to office after August 2000. Officers are elected annually for one year terms. The Trust’s Statement of Additional Information includes additional information about the Trustees and officers and is available, without charge, upon request, by calling (800) 421-4184.

**	Messrs. James and Riess are “interested” persons of the Trust as that term is defined by the Investment Company Act of 1940. Mr. James is affiliated with RJA and RJF. Mr. Riess is affiliated with Heritage and RJF.

Annual Report

A-16

The Intelligent Creation of Wealth

Raymond James & Associates, Inc., Distributor

Member New York Stock Exchange/SIPC
880 Carillon Parkway
St. Petersburg, FL 33716
(727) 573-8143  -  (800) 421-4184
www.heritagefunds.com

Not FDIC Insured -  May Lose Value -  No Bank Guarantee

We are pleased that many of you are also investors in the Heritage Family of Funds. For more complete information, including fees, risks and expenses, contact your financial advisor or call Heritage Family of Funds at (800) 421-4184 for a prospectus. Read the prospectus carefully before you invest or send money. This report is for the information of shareholders of Heritage Cash Trust – Money Market Fund. It may also be used as sales literature when preceded or accompanied by a prospectus.

325M 08/03  Printed on recycled paper

MUNICIPAL
MONEY MARKET [BAR LOGO]
FUND

[Pictures of People Working & Playing]

The Intelligent Creation of Wealth

ANNUAL REPORT
and Investment Performance
Review for the Fiscal Year Ended
August 31, 2003

(HERITAGE LOGO)

October 1, 2003

Dear Valued Shareholders,

      It is my pleasure to provide you with the annual report for the Heritage Cash Trust — Municipal Money Market Fund (the “Fund”) for the fiscal year ended August 31, 2003. For the period covered by this report, the decline in the Fund’s seven-day current yield from 0.75% to 0.29%(a) can be attributed primarily to the two interest rate cuts during the fiscal year. The Federal Reserve policy makers lowered the overnight interest rate by one half of a percentage point in November 2002. In the following seven months, the Federal Reserve maintained a stable rate environment with an overnight rate of 1.25%. Uncertainties in the economy allowed the Federal Reserve to lower the overnight interest rate an additional quarter of a percentage point to 1.0% in June 2003. At the most recent Federal Open Market Committee meeting on September 16, the Committee suggested that a 1.0% target on the federal funds rate may remain for the near future.

      Please remember that if you are subject to the alternative minimum tax (AMT), a portion of your Fund’s income may be considered a preference item for tax purposes. Also, if you are subject to state income tax, the income your Fund earns from securities issued in your state may be exempt from your state income tax.

      If you have any questions, please contact your Financial Advisor or Heritage at (800) 421-4184. Once again, thank you for allowing us to serve you.

Sincerely,

Richard K. Riess President

(a)	This performance data represents past performance and the investment return of an investment in the Fund will fluctuate. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Annual Report

________________________________________________________________________________
Heritage Cash Trust — Municipal Money Market Fund
Statement of Net Assets
August 31, 2003

Principal
Amount		Value

Notes, Bonds & Variable Rate Demand Notes—88.2%(a)(b)
Alabama—2.2%
$10,550,000	Alabama Housing Finance Authority, 1.0%(c) Hunter Ridge Apartments, Series 03H, AMT, 09/07/03 LOC: Southtrust Bank N.A.	$10,550,000
6,400,000	Stevenson, 1.10%(c) Industrial Development Revenue Bond, Mead Corporation Project, Series 97, AMT, 09/07/03 LOC: Toronto Dominion Bank	6,400,000
6,700,000	Stevenson, 1.10%(c) Industrial Development Revenue Bond, Mead Corporation Project, Series 98B, AMT, 09/07/03 LOC: JP Morgan Chase Bank	6,700,000

		23,650,000

Alaska—1.6%
16,700,000	Alaska Industrial Development Authority, 0.90%(c) Industrial Development Revenue Bond, Fairbanks Gold Mining Inc., Series 97, AMT, 09/07/03 LOC: Bank of Nova Scotia	16,700,000

Arizona—2.8%
21,500,000	Arizona Education Loan Marketing Corporation, 0.90%(c) Student Loan Revenue Bond Series 91A, AMT, 09/07/03 LOC: State Street Bank & Trust Co.	21,500,000
7,700,000	Phoenix Civic Improvement Authority, 0.90%(c) Sub Excise Tax, Series 95, AMT, 09/07/03 LOC: Landesbank Hessen- Thueringen	7,700,000

		29,200,000

Arkansas—3.3%
6,000,000	Arkansas Development Finance Authority, 0.95%(c) Environment Facility Revenue Bond Teris LLC, Series 02, AMT, 09/07/03 LOC: Wachovia Bank and Trust	6,000,000
14,500,000	Union County, 0.89%(c) Pollution Control Revenue Bond Deltin Fiber LLC Project, Series 97A, AMT, 09/07/03 LOC: Bank One, N.A.	14,500,000
14,500,000	Union County, 0.89%(c) Pollution Control Revenue Bond Deltin Fiber LLC Project, Series 97B, AMT, 09/07/03 LOC: Bank One, N.A.	14,500,000

		35,000,000

Colorado—0.5%
3,000,000	Colorado Housing and Finance Authority, 0.90%(c) Pollution Control Revenue Bond Waste Management Inc., Series 03, AMT, 09/07/03 LOC: Wachovia Bank and Trust	3,000,000
2,500,000	Colorado Housing and Finance Authority, 1.20% Single Family Mortgage Bonds Series 03 A-5, AMT, 03/01/04 GIC: Trinity Funding	2,500,000

		5,500,000

Connecticut—0.5%
5,150,000	Connecticut State Health & Educational Facilities Authority, 0.85%(c) Yale University Series 01 V-1, 09/01/03	5,150,000

The accompanying notes are an integral part of the financial statements.

Annual Report

________________________________________________________________________________
Heritage Cash Trust — Municipal Money Market Fund
Statement of Net Assets
August 31, 2003
(continued)

Principal
Amount		Value

Notes, Bonds & Variable Rate Demand Notes (continued)
Delaware—3.9%
$41,000,000	Delaware Economic Development Authority, 1.02%(c) Industrial Development Revenue Bond Motiva Enterprises Delaware Clean Power Project, Series 97C, AMT, 10/03/03	$41,000,000

District of Columbia—2.5%
27,300,000	Metropolitan Washington Airports Authority, 0.90%(c) Airport Facilities Revenue Bond Series C, 09/07/03	27,300,000

Florida—0.3%
2,500,000	Florida Housing Finance Agency, 0.90%(c) Multi Family Housing Revenue Bond Hampton Lakes Project, Series 85U, 09/07/03 LOC: Credit Suisse First Boston	2,500,000

Georgia—4.0%
2,700,000	Clayton County, 0.95%(c) Industrial Development Revenue Bond C.W. Mathews Contracting Project, Series 00, AMT, 09/07/03 LOC: Bank of America	2,700,000
8,850,000	Cobb County Housing Authority, 0.90%(c)
	Multi Family Housing Revenue Bond Walton Trail Apartments Project, Series 00, AMT, 09/07/03 LOC: Federal Home Loan Mortgage Corporation	8,850,000
4,000,000	Cobb County Housing Authority, 0.93%(c) Multi Family Housing Revenue Bond Woodchase Village Apartments, Series 03, AMT, 09/07/03 LOC: Regions Bank	4,000,000
4,000,000	DeKalb County, 0.95%(c) Multi Family Housing Revenue Bond Mountain Crest Apartments, Series 02A-1, AMT, 09/07/03 LOC: Sun Trust Bank	4,000,000
6,525,000	East Point Housing Authority, 1.05%(c) Eagles Crest Apartments Project, Series 03, AMT, 09/07/03 LOC: Bank of America	6,525,000
9,000,000	Fulton County Development Authority, 0.85%(c) Woodward Academy Inc. Project, Series 02, 09/07/03 LOC: Sun Trust Bank	9,000,000
3,700,000	Gainesville & Hall County Development Authority, 1.00%(c) Industrial Development Revenue Bond IMS Gear Project, Series 00, AMT, 09/07/03 LOC: Wachovia Bank & Trust	3,700,000
3,100,000	Rockmart Development Authority, 1.00%(c) Industrial Development Revenue Bond C.W. Matthews Contracting Project, Series 00, AMT, 09/07/03 LOC: Wachovia Bank & Trust	3,100,000

		41,875,000

Illinois—6.2%
5,860,000	Chicago Industrial Development Authority, 0.92%(c) Industrial Development Revenue Bond Evans Food Products, Series 98, AMT, 09/07/03 LOC: LaSalle National Trust	5,860,000
3,500,000	Chicago, 0.92%(c) Industrial Development Revenue Bond Andres Imaging, Series 00, AMT, 09/07/03 LOC: LaSalle National Trust	3,500,000
The accompanying notes are an integral part of the financial statements.

Annual Report

________________________________________________________________________________
Heritage Cash Trust — Municipal Money Market Fund
Statement of Net Assets
August 31, 2003
(continued)

Principal
Amount		Value

Notes, Bonds & Variable Rate Demand Notes (continued)
Illinois (continued)
$3,000,000	Chicago, 1.00%(c) Multi Family Housing Revenue Bond North Larrabee Project, Series 01A, AMT, 09/07/03 LOC: Harris Bankcorp	$3,000,000
2,960,000	Huntley, 0.95%(c) Industrial Development Revenue Bond Colony Inc. Project, Series 99, AMT, 09/07/03 LOC: Bank One, N.A.	2,960,000
2,800,000	Illinois Development Finance Authority, 0.92%(c) Industrial Development Revenue Bond F. C. Limited Project, AMT, 09/07/03 LOC: LaSalle National Trust	2,800,000
1,400,000	Illinois Development Finance Authority, 0.92%(c) Industrial Development Revenue Bond Azteca Foods Inc. Project, Series 95, AMT, 09/07/03 LOC: LaSalle National Trust	1,400,000
3,400,000	Illinois Development Finance Authority, 0.92%(c) Industrial Development Revenue Bond Touhy Partnership Project, Series 96, AMT, 09/07/03 LOC: LaSalle National Trust	3,400,000
1,250,000	Illinois Development Finance Authority, 0.92%(c) Industrial Development Revenue Bond Emtech Machining, Series 96, AMT, 09/07/03 LOC: LaSalle National Trust	1,250,000
2,000,000	Illinois Development Finance Authority, 0.95%(c) Industrial Development Revenue Bond MPP Zinc Plating Plant, AMT, 09/07/03 LOC: Bank of America	2,000,000
2,750,000	Illinois Development Finance Authority, 0.92%(c) Industrial Development Revenue Bond Porter Athletic Equipment Project, AMT, 09/07/03 LOC: LaSalle National Trust	2,750,000
3,820,000	Illinois Development Finance Authority, 1.00%(c) Industrial Development Revenue Bond Northwest Pallet Project, Series 01, AMT, 09/07/03 LOC: Harris Bankcorp	3,820,000
10,000,000	Illinois Development Finance Authority, 0.90%(c) Pollution Control Revenue Bond Waste Management Inc. Project, Series 02, AMT, 09/07/03 LOC: J.P. Morgan Chase	10,000,000
3,320,000	Illinois Development Finance Authority, 0.92%(c) Industrial Development Revenue Bond Olive Can Company Project, Series 94, AMT, 09/07/03 LOC: LaSalle National Trust	3,320,000
4,000,000	Illinois Education Facilities Authority, 0.85%(c) Cultural Pooled Finance Project, Series 98, 09/07/03 LOC: Bank One N.A.	4,000,000
4,200,000	Illinois Student Assistance Commission, 0.88%(c) Student Loan Revenue Bond Series 97A, AMT, 09/07/03 LOC: Bank One N.A.	4,200,000
4,000,000	Lake County, 0.95%(c) Industrial Development Revenue Bond Northpoint Association LLC Project, AMT, 09/07/03 LOC: Northern Trust Company	4,000,000
4,320,000	Lake County, 1.00%(c) Solid Waste Revenue Bond Countryside Landfill Project, Series 96B, AMT, 09/07/03 LOC: J.P. Morgan Chase	4,320,000
The accompanying notes are an integral part of the financial statements.

Annual Report

________________________________________________________________________________
Heritage Cash Trust — Municipal Money Market Fund
Statement of Net Assets
August 31, 2003
(continued)

Principal
Amount		Value

Notes, Bonds & Variable Rate Demand Notes (continued)
Illinois (continued)
$3,330,000	Wheeling, 0.90%(c) Industrial Development Revenue Bond V-S Industries Inc., Series 00, AMT, 09/07/03 LOC: Harris Bankcorp	$3,330,000

		65,910,000

Indiana—2.7%
3,205,000	Crawfordsville, 0.97%(c) Multi Family Housing Revenue Bond Pedcor Investments Shady Project, Series 93, AMT, 09/07/03 LOC: Federal Home Loan Bank	3,205,000
2,670,000	Elkhart County, 0.95%(c) Multi Family Housing Revenue Bond Johnson St. Apartments Project, Series 98A, AMT, 09/07/03 LOC: Federal Home Loan Bank	2,670,000
2,500,000	Gibson County, 0.87%(c) Pollution Control Revenue Bond Toyota Motor Manufacturing Project, Series 97, AMT, 09/07/03	2,500,000
3,000,000	Gibson County, 0.87%(c) Pollution Control Revenue Bond Toyota Motor Manufacturing Project, Series 99A, AMT, 09/07/03	3,000,000
1,000,000	Gibson County, 0.87%(c) Pollution Control Revenue Bond Toyota Motor Manufacturing Project, Series 00A, AMT, 09/07/03	1,000,000
4,000,000	Gibson County, 0.87%(c) Pollution Control Revenue Bond Toyota Motor Manufacturing Project, Series 01, AMT, 09/07/03	4,000,000
3,000,000	Gibson County, 0.87%(c) Pollution Control Revenue Bond Toyota Motor Manufacturing Project, Series 01B, AMT, 09/07/03	3,000,000
4,000,000	Indianapolis, 0.90%(c) Multi Family Housing Revenue Bond Nora Pines Apartments Project Series 01, AMT, 09/07/03 LOC: Federal National Mortgage Association	4,000,000
1,873,000	La Porte County, 0.98%(c) Multi Family Housing Revenue Bond Pedcor Investments — Woodland, Series 94, AMT, 09/07/03 LOC: Federal Home Loan Bank	1,873,000
3,239,000	Portage, 0.95%(c) Multi Family Housing Revenue Bond Pedcor Investments Apartments Project, Series 95A, AMT, 09/07/03 LOC: Federal Home Loan Bank	3,239,000

		28,487,000

Kansas—0.3%
3,340,000	Shawnee Industrial Development Authority, 0.92%(c) Industrial Development Revenue Bond Thrall Enterprises, Series 94, AMT, 09/07/03 LOC: LaSalle National Trust, N.A.	3,340,000

Kentucky—5.0%
30,155,000	Breckenridge County, 0.88%(c) Kentucky Association of Counties Leasing Trust, 09/07/03 LOC: U.S. Bank, N.A.	30,155,000
13,550,000	Breckenridge County, 0.88%(c) Kentucky Association of
	Counties Leasing Trust, Series A, 09/07/03 LOC: U.S. Bank, N.A.	13,550,000
The accompanying notes are an integral part of the financial statements.

Annual Report

________________________________________________________________________________
Heritage Cash Trust — Municipal Money Market Fund
Statement of Net Assets
August 31, 2003
(continued)

Principal
Amount		Value

Notes, Bonds & Variable Rate Demand Notes (continued)
Kentucky (continued)
$5,000,000	Louisville & Jefferson County Regional Airport Authority, 0.86%(c) Special Facilities Revenue Bond UPS Worldwide Project, Series 99A, AMT, 09/07/03	$5,000,000
3,355,000	Perry County, 0.91%(c) Pollution Control Revenue Bond TJ International Project, Series 98, AMT, 09/07/03 LOC: Wachovia Bank and Trust	3,355,000

		52,060,000

Louisiana—0.5%
1,500,000	Calcasieu Parish, 0.90%(c) Industrial Development Revenue Bond Hydroserve Westlake Project, Series 98, AMT, 09/07/03 LOC: J.P. Morgan Chase Bank	1,500,000
3,500,000	DeRidder, 1.00%(c) Industrial Development Revenue Bond Pax Inc. Project, Series 97, AMT, 09/07/03 LOC: Bank One N.A.	3,500,000

		5,000,000

Maine—1.5%
5,910,000	Maine State Finance Authority, 0.87%(c) Industrial Development Revenue Bond Jackson Laboratory Project, Series 02, 09/07/03 LOC: Fleet Bank	5,910,000
10,000,000	Maine State Housing Authority, 0.90%(c) Multi Family Housing Revenue Bond Park Village Apartments, AMT, 09/07/03 LOC: General Electric Capital Corp.	10,000,000

		15,910,000

Maryland—0.4%
4,000,000	Maryland Stadium Authority, 0.90%(c) Sports Facility Lease Series 99, AMT, 09/07/03 LOC: Bank of America	4,000,000

Massachusetts—4.9%
17,565,000	Massachusetts Development Finance Agency, 0.84%(c) Masonic Nursing Home Project, Series 02, 09/07/03 LOC: Royal Bank of Scotland	17,565,000
7,000,000	Massachusetts Health & Educational Facilities Authority, 0.77%(c) Essex Museum, Series 02, 09/07/03 LOC: Royal Bank of Scotland	7,000,000
22,000,000	Massachusetts Housing Finance Agency, 0.85%(c) Series 03F, 09/07/03 LC: Dexia Bank	22,000,000
5,500,000	Massachusetts Water Resource Authority, 0.80%(c) Multi Modal FGIC Series 01B, 09/07/03 BPA: FGIC SPI	5,500,000

		52,065,000

Michigan—3.7%
3,400,000	Detroit, 0.85%(c) Sewage Disposal System Series 01 C-2, FGIC, 09/07/03 BPA: FGIC SPI	3,400,000
5,500,000	Michigan State Hospital Finance Authority, 0.83%(c) Hospital Equipment Loan Program Series 00A, 09/07/03 LOC: National City Bank, Cleveland	5,500,000
1,000,000	Michigan Housing Development Authority, 0.975%(c) Multi Family Housing Revenue Bond Harbortown Housing Project, Series 91, 09/07/03 LOC: Deutsche Bank	1,000,000
The accompanying notes are an integral part of the financial statements.

Annual Report

________________________________________________________________________________
Heritage Cash Trust — Municipal Money Market Fund
Statement of Net Assets
August 31, 2003
(continued)

Principal
Amount		Value

Notes, Bonds & Variable Rate Demand Notes (continued)
Michigan (continued)
$17,722,000	Michigan Strategic Fund, 0.87%(c) Industrial Development Revenue Bond Grayling Generating Project, Series 90, AMT, 09/07/03 LOC: Barclays Bank	$17,722,000
11,725,000	Michigan Health Facilities Revenue Authority, 1.25%(c) Hospital Revenue Bond West Shore Medical Center, Series 01, 09/07/03 LOC: National City Bank, Cleveland	11,725,000

		39,347,000

Minnesota—0.8%
1,150,000	Bloomington Housing Finance Authority, 1.03%(c) Multi Family Housing Revenue Bond Crow/ Bloomington Apartments, Series 93, 09/07/03 LOC: Credit Suisse First Boston	1,150,000
2,000,000	Dakota County Community Development Agency, 0.90%(c) Multi Family Housing Revenue Bond Regatta Commons Project, Series 03A, AMT, 09/01/03 LOC: LaSalle National Trust, N.A.	2,000,000
5,000,000	St. Paul and Ramsey Housing and Redevelopment Authority, 1.40%(c) St. Paul Leased Housing Association I Series 02A, AMT, 09/07/03 LOC: La Salle National Trust, N.A.	5,000,000

		8,150,000

Nebraska—0.4%
3,900,000	Lancaster County, 0.94%(c) Industrial Development Revenue Bond Husker Foods Inc. Project, AMT, 09/07/03 LOC: Citibank	3,900,000

Nevada—2.7%
4,000,000	Clark County, 0.85%(c) Airport System Sub Lien, Series 99B-1, AMT, 09/07/03 LOC: Bayerische Landesbank	4,000,000
12,500,000	Clark County, 0.95%(c) Southwest Gas Corporation Project, Series 03B, AMT, 09/07/03 LOC: Fleet Bank	12,500,000
4,600,000	Henderson, 0.95%(c) Multi Family Housing Revenue Bond Pueblo Verde Apartment Project, Series 95A, 03/07/02 LOC: Credit Suisse First Boston	4,600,000
1,790,000	Nevada Housing Finance Agency, 0.87%(c) Multi Family Housing Revenue Bond Fremont Meadows Apartments Project, Series 97, AMT, 09/07/03 LOC: Federal Home Loan Bank	1,790,000
2,000,000	Nevada Housing Finance Agency, 0.87%(c) Multi Family Housing Revenue Bond Horizon Pines Apartments Project, Series 00A, AMT, 09/07/03 LOC: Federal National Mortgage Association	2,000,000
3,755,000	Nevada Housing Finance Agency, 0.87%(c) Multi Unit Housing Revenue Bond Parkway Plaza Apartments Project, Series 02A, AMT, 09/07/03 LOC: Federal National Mortgage Association	3,755,000

		28,645,000

New York—3.0%
12,500,000	New York City, GO, 0.82%(c) Sub Revenue Notes Series J2, 09/07/03 LOC: Westdeutsche Landesbank	12,500,000
The accompanying notes are an integral part of the financial statements.

Annual Report

________________________________________________________________________________
Heritage Cash Trust — Municipal Money Market Fund
Statement of Net Assets
August 31, 2003
(continued)

Principal
Amount		Value

Notes, Bonds & Variable Rate Demand Notes (continued)
New York (continued)
$10,900,000	New York City Housing Development Corporation, 0.82%(c) The Foundry, Series 02A, AMT, 09/07/03 LOC: Federal National Mortgage Association	$10,900,000
7,900,000	New York State Housing Finance Agency, 0.90%(c) 101 West End Avenue Project, Series 00 A, 09/07/03 LOC: Federal National Mortgage Association	7,900,000

		31,300,000

Ohio—2.1%
9,300,000	Akron Bath Copley Hospital Authority, 0.88%(c) Healthcare Facilities Revenue Bond Summer on Ridgewood Project, Series 02, 09/07/03 LOC: KBC Bank	9,300,000
3,500,000	Evendale, 0.95%(c) Industrial Development Revenue Bond SHV Real Estate Inc. Project, 09/07/03 LOC: ABN-AMRO	3,500,000
8,100,000	Ohio Solid Waste Authority, 0.89%(c) Pollution Control Revenue Bond B.P. Products North America, Series 01B, AMT, 09/01/03	8,100,000
1,500,000	Toledo, 0.90%(c) Special Assessment Notes Series 01, 09/07/03 LOC: Bank One N.A.	1,500,000

		22,400,000

Oklahoma—0.4%
1,600,000	Oklahoma Development Finance Authority, 0.95%(c) Industrial Development Revenue Bond Shawnee Funding Project, Series 96, AMT, 09/07/03 LOC: Bank of Nova Scotia	1,600,000
2,200,000	Tulsa County Industrial Authority, 0.87%(c) Montereau in Warren Woods Project, Series 02A, 09/01/03 LOC: BNP Paribas	2,200,000

		3,800,000

Pennsylvania—3.9%
25,500,000	Delaware Valley Regional Finance Authority, 0.82%(c) Series 86, AMT, 09/07/03 LOC: Toronto Dominion Bank	25,500,000
2,800,000	Elk County, 0.87%(c) Industrial Development Revenue Bond Willamette Industries Project, Series 92, AMT, 09/07/03 LOC: Deutsche Bank	2,800,000
4,000,000	Pennsylvania Economic Development Finance Authority, 0.90%(c) Reliant Energy Seward Project, Series 01, AMT, 09/07/03 LOC: Westdeutsche Landesbank	4,000,000
4,360,000	Pennsylvania Energy Development Authority, 0.85%(c) B & W Ebensburg Project, AMT, 09/07/03 LOC: Landesbank Hessen-Thueringen	4,360,000
5,000,000	Pennsylvania Higher Education Authority, 0.86%(c) Student Loan Association Inc. Project, Series 03C, 09/07/03 LOC: Wachovia Bank and Trust	5,000,000

		41,660,000

Rhode Island—1.1%
4,400,000	Rhode Island Student Loan Authority, 0.90%(c) Student Loan Revenue Bond, Series 95-1, AMT, 09/07/03 LOC: State Street Bank & Trust Co.	4,400,000
The accompanying notes are an integral part of the financial statements.

Annual Report

________________________________________________________________________________
Heritage Cash Trust — Municipal Money Market Fund
Statement of Net Assets
August 31, 2003
(continued)

Principal
Amount		Value

Notes, Bonds & Variable Rate Demand Notes (continued)
Rhode Island (continued)
$5,000,000	Rhode Island Student Loan Authority, 0.90%(c) Student Loan Revenue Bond, Series 96-2, AMT, 09/07/03 LOC: State Street Bank & Trust Co.	$5,000,000
2,600,000	Rhode Island Student Loan Authority, 0.90%(c) Student Loan Revenue Bond, Series 96-3, AMT, 09/07/03 LOC: State Street Bank & Trust Co.	2,600,000

		12,000,000

South Carolina—2.5%
4,900,000	South Carolina Economic Development Authority, 0.95%(c) Industrial Development Revenue Bond Brown Packing Company Project, Series 01, AMT, 09/07/03 LOC: Wachovia Bank and Trust	4,900,000
8,000,000	South Carolina Economic Development Authority, 0.92%(c) Titan Wheel International Inc. Project, Series 95, AMT, 09/07/03 LOC: ABN-AMRO	8,000,000
13,325,000	South Carolina Housing Finance Authority, Ambac, 1.57% Mortgage Revenue Notes Series 02B-2, AMT, 10/01/03	13,325,000

		26,225,000

South Dakota—0.6%
6,495,000	South Dakota Housing Development Authority, 0.90%(c) Multi Family Mortgage Revenue Bond LaCrosse Investors, Series 01, 09/07/03 LOC: Federal National Mortgage Association	6,495,000

Tennessee—3.7%
7,000,000	Lewisburg Industrial Development Board, 0.92%(c) Waste Management Inc., Series 03, AMT, 09/07/03 LOC: Wachovia Bank & Trust	7,000,000
10,600,000	Education Funding of the South, 0.85%(c) Student Funding Corporation Series 87A-2, AMT, 09/07/03 LOC: Bank of America	10,600,000
19,200,000	Education Funding of the South, 0.85%(c) Student Funding Corporation Series 87A-3, AMT, 09/07/03 LOC: Bank of America	19,200,000
1,961,000	Nashville and Davidson, 0.97%(c) Multi Family Housing Revenue Bond Old Hickory Project, Series 95A, AMT, 09/07/03 LOC: Federal Home Loan Bank	1,961,000

		38,761,000

Texas—12.4%
25,200,000	Austin, 0.85%(c) Airport System Revenue Notes, Series 95A, AMT, 09/07/03 LOC: J.P. Morgan Chase Bank	25,200,000
23,600,000	Calhoun County, 0.90%(c) Port Facility Revenue Bond Formosa Plastics Corporation, Series 94, AMT, 09/07/03 LOC: Bank of America	23,600,000
2,000,000	Calhoun Port Authority, 1.30%(c) Industrial Development Revenue Bond British Petroleum Project Series 98, AMT, 09/01/03	2,000,000
14,400,000	Greater East Texas Higher Education Authority, 0.88%(c) Series 93B, AMT, 09/07/03 LOC: Student Loan Marketing Association	14,400,000
The accompanying notes are an integral part of the financial statements.

Annual Report

________________________________________________________________________________
Heritage Cash Trust — Municipal Money Market Fund
Statement of Net Assets
August 31, 2003
(continued)

Principal
Amount		Value

Notes, Bonds & Variable Rate Demand Notes (continued)
Texas (continued)
$5,350,000	Gulf Coast Waste Disposal Authority, 0.90%(c) Waste Corporation Texas Project, Series 02, AMT, 09/07/03 LOC: Wells Fargo Bank	$5,350,000
4,000,000	Mansfield, 0.93%(c) Industrial Development Revenue Bond Pier 1 Imports, AMT, 09/07/03 LOC: Bank One, N.A.	4,000,000
5,300,000	North Central Texas Health Facilities Authority 0.85%(c) Health Facilities Revenue Bond Edgemere Project, Series C, 09/07/03 LOC: ABN-AMRO	5,300,000
20,000,000	North Texas Higher Education Authority, 0.90%(c) Student Loan Revenue Bond, Series 93A, AMT, 09/07/03 LOC: Lloyds Bank	20,000,000
5,815,000	North Texas Higher Education Authority, 0.90%(c) Student Loan Revenue Bond, Series 98, AMT, 09/07/03 LOC: Bank of America	5,815,000
3,300,000	North Texas Higher Education Authority, 0.90%(c) Student Loan Revenue Bond, Series 01A, AMT, 09/07/03 LOC: Student Loan Marketing Association	3,300,000
6,400,000	Tarrant County Housing Finance Authority, 1.00%(c) Multi Family Housing Revenue Bond Park at Sycamore Scholl Apartments, Series 03, AMT, 09/07/03 LOC: South Trust Bank Alabama	6,400,000
6,000,000	Texas, GO, 0.90%(c) Veteran’s Housing Assistance Program, Series A-2, AMT, 09/07/03 BPA: Landesbank Hessen- Thueringen	6,000,000
10,000,000	Texas, GO, 2.00% Tax Revenue Anticipation Notes Series 03-04, 09/02/04	10,083,100

		131,448,100

Virginia—3.6%
4,050,000	Fairfax County Economic Development Authority, 1.00%(c) Industrial Development Revenue Bond Sandy Rock Project, Series 99, AMT, 09/07/03 LOC: Wachovia Bank & Trust	4,050,000
5,000,000	Harrisonburg Redevelopment & Housing Authority, 0.90%(c) Multi Family Housing Revenue Bond Huntington Village Apartments Project, Series 01, AMT, 09/07/03 LOC: Federal National Mortgage Association	5,000,000
2,500,000	Henrico County Economic Development Authority, 0.89%(c) White Oak Semiconductor, Series 00, AMT, 09/07/03 LOC: Citibank	2,500,000
2,000,000	Norfolk Industrial Development Authority, 1.00%(c) Industrial Development Revenue Bond Norfolk Ship Repair Projects, Series 00, AMT, 09/07/03 LOC: Wachovia Bank & Trust	2,000,000
2,000,000	Richmond Redevelopment and Housing Authority, 0.92%(c) Multi Family Housing Revenue Bond Tobacco Row, Series 89B-3, AMT, 09/07/03 GIC: Bayerische Landesbank	2,000,000
The accompanying notes are an integral part of the financial statements.

Annual Report

________________________________________________________________________________
Heritage Cash Trust — Municipal Money Market Fund
Statement of Net Assets
August 31, 2003
(continued)

Principal
Amount		Value

Notes, Bonds & Variable Rate Demand Notes (continued)
Virginia (continued)
$4,750,000	Richmond Redevelopment and Housing Authority, 0.92%(c) Multi Family Housing Revenue Bond Tobacco Row, Series 89B-5, AMT, 09/07/03 GIC: Bayerische Landesbank	$4,750,000
10,660,000	Richmond Redevelopment and Housing Authority, 0.92%(c) Multi Family Housing Revenue Bond Tobacco Row, Series 89B-7, AMT, 09/07/03 GIC: Bayerische Landesbank	10,660,000
3,700,000	Spotsylvania County Industrial Development Authority, 1.00%(c) Industrial Development Revenue Bond Anthony Kane Project, Series 99, AMT, 09/07/03 LOC: Wachovia Bank & Trust	3,700,000
4,100,000	Virginia Beach Development Authority, 1.00%(c) Industrial Development Revenue Bond Architectural Graphics, Series 00, AMT, 09/07/03 LOC: Wachovia Bank & Trust	4,100,000

		38,760,000

Washington—2.4%
5,000,000	Port of Seattle, 0.95%(c) Harbor Island Terminal 18 Project, Series 97, AMT, 09/07/03 LOC: Bank of New York	5,000,000
6,000,000	Port of Vancouver, 0.95%(c) Industrial Development Revenue Bond United Grain Corporation, Series 92, AMT, 09/07/03 LOC: Bank of America	6,000,000
1,620,000	Washington Housing Finance Commission, 0.90%(c) Multi Family Housing Revenue Bond Country Club Villas, Series 01A, AMT, 09/01/03 LOC: U.S. Bank N.A.	1,620,000
6,240,000	Washington Housing Finance Commission, 0.90%(c) Multi Family Housing Revenue Bond Whisperwood Apartments Project, Series 02A, AMT, 09/07/03 LOC: Federal National Mortgage Association	6,240,000
1,615,000	Washington Housing Finance Commission, 1.00%(c) Multi Family Housing Revenue Bond LTC Properties Inc. Project, Series 95, AMT, 09/07/03 LOC: U.S. Bank N.A.	1,615,000
3,000,000	Washington Housing Finance Commission, 1.00%(c) Multi Family Housing Revenue Bond Summerglen Project, Series 95, AMT, 09/07/03 LOC: U.S. Bank N.A.	3,000,000
2,085,000	Washington Housing Finance Commission, 0.90%(c) Multi Family Housing Revenue Bond Regency Park Apartments Project, Series 99A, AMT, 09/01/03 LOC: U.S. Bank N.A.	2,085,000

		25,560,000

Wisconsin—1.8%
4,290,000	Pewaukee, 0.92%(c) Industrial Development Revenue Bond Husco International Inc. Project, Series 92, AMT, 09/07/03 LOC: LaSalle National Trust, N.A.	4,290,000
9,920,000	Wisconsin Housing & Economic Development Authority, 0.90%(c) Home Ownership Bonds Series 03A, AMT, 09/07/03 LOC: Federal Home Loan Bank	9,920,000
The accompanying notes are an integral part of the financial statements.

Annual Report

________________________________________________________________________________
Heritage Cash Trust — Municipal Money Market Fund
Statement of Net Assets
August 31, 2003
(continued)

Principal
Amount		Value

Notes, Bonds & Variable Rate Demand Notes (continued)
Wisconsin (continued)
$5,000,000	Wisconsin Housing & Economic Development Authority, 0.90%(c) Home Ownership Bonds Series 03B, AMT, 09/07/03 BPA: State Street Bank & Trust Co.	$5,000,000

		19,210,000

Total Notes, Bonds & Variable Rate Demand Notes (cost $932,308,100)		932,308,100

Commercial Paper—13.1%(a)
Connecticut—1.2%
12,835,000	Connecticut State Health & Educational Facilities Authority, 0.83% Yale University Series S-2, 09/10/03	12,835,000

District of Columbia—1.4%
14,300,000	District of Columbia, 0.90% American National Red Cross, Series 00, 10/03/03 LOC: Bank One, N.A.	14,300,000

Florida—1.4%
6,000,000	Miami-Dade Aviation, 0.85% Miami International Airport, Series B, 9/04/03 LOC: Bayerische Landesbank	6,000,000
9,000,000	Miami-Dade Aviation, 0.85% Miami International Airport, Series B, 9/20/03 LOC: Bayerische Landesbank	9,000,000

		15,000,000

Kentucky—1.0%
10,000,000	Pendleton County, 1.05% Kentucky Association of Counties Leasing Trust, 09/14/03 LOC: Commonwealth Bank of Australia	10,000,000

Massachusetts—1.0%
5,000,000	Massachusetts, GO, 0.90% Series EE, 09/10/03 LOC: J.P. Morgan Chase Bank	5,000,000
5,100,000	Massachusetts Water Resource Authority, GO, 0.85% 10/03/03 LOC: Bayerische Landesbank	5,100,000

		10,100,000

Michigan—1.0%
10,000,000	University of Michigan, 0.88% Series D, 10/12/03	10,000,000

Minnesota—1.0%
10,000,000	St. Paul Metropolitan Airport, 0.90% Sub Revenue Notes Cooling Project, Series B, AMT, 10/26/03 LOC: Westdeutsche Landesbank	10,000,000

New York—1.4%
15,000,000	New York City Municipal Water Authority, 0.85% Series 1, 09/27/03 LC: Dexia Bank	15,000,000

Ohio—1.4%
15,000,000	Cuyahoga County, 0.95% Cleveland Clinic Health System Series 03B, 01/26/04 LOC: Bank of America	15,000,000

Texas—2.3%
10,000,000	Dallas Area Rapid Transit, 0.90% Sales Tax Revenue Senior Sub Lien, Series 01, 09/12/03 BPA: Landesbank Baden Wurttenburg	10,000,000
15,900,000	Harris County Flood Control District, 0.95% Contract Tax Notes Series F, 12/03/03 LOC: Landesbank Hessen-Thueringen	15,900,000

		25,900,000

The accompanying notes are an integral part of the financial statements.

Annual Report

________________________________________________________________________________
Heritage Cash Trust — Municipal Money Market Fund
Statement of Net Assets
August 31, 2003
(continued)

Value

Total Commercial Paper (cost $138,135,000)	$138,135,000

Total Investments (cost $1,070,443,100)(d), 101.3%(a)	1,070,443,100
Other Assets and Liabilities, net, (1.3%)(a)	(13,540,475)

Net Assets, (net asset value, offering and redemption price of $1.00 per share; 1,056,957,208 shares outstanding), consisting of paid-in-capital net of accumulated net realized loss of $37,528, 100%	$1,056,902,625

(a)	Percentages are based on net assets.
(b)	Earlier of the maturity date or the put date.
(c)	Floating rate notes are securities that generally are payable on demand within seven calendar days. Put bonds are securities that can be put back to the issuer or remarketer either at the option of the holder, at a specified date, or within a specified time period known at the time of purchase. For these securities, the demand period and the remaining period to put date, respectively, are used when calculating the weighted average maturity of the portfolio.
(d)	The aggregate identified cost for federal income tax purposes is the same.

AMT	—	Securities subject to Alternative Minimum Tax
BPA	—	Bond Purchase Agreement
FGIC	—	Federal Guaranty Insurance Company
GIC	—	Credit enhancement provided by guaranteed investment contract with noted institution
GO	—	General Obligation
LC	—	Line of Credit
LOC	—	Credit enhancement provided by letter of credit issued by noted institution
The accompanying notes are an integral part of the financial statements.

Annual Report

Heritage Cash Trust — Municipal Money Market Fund
Statement of Operations
For the Fiscal Year Ended August 31, 2003

Investment Income:

Interest		$13,112,241

Expenses:
Management fee	$4,766,753
Distribution fee	1,553,719
Shareholder servicing fees	244,911
State qualification expenses	109,232
Custodian fee	76,926
Professional fees	63,582
Fund accounting fee	60,965
Reports to shareholders	41,335
Insurance	15,402
Trustees’ fees and expenses	13,907
Other	6,793

Total expenses		6,953,525

Net investment income from operations		$6,158,716

Statements of Changes in Net Assets

	For the Fiscal Years Ended

	August 31, 2003	August 31, 2002

Increase in net assets:

Operations:
Net investment income from operations	$6,158,716	$9,256,833
Distributions to shareholders from net investment income ($0.006 and $0.010 per share, respectively)	(6,156,796)	(9,247,845)
Increase in net assets from Fund share transactions	108,413,461	35,286,853

Increase in net assets	108,415,381	35,295,841
Net assets, beginning of fiscal year	948,487,244	913,191,403

Net assets, end of fiscal year	$1,056,902,625	$948,487,244

The accompanying notes are an integral part of the financial statements.

Annual Report

Heritage Cash Trust — Municipal Money Market Fund
Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

	For the Fiscal Years Ended August 31

	2003	2002	2001	2000	1999

Net asset value, beginning of fiscal year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net investment income(a)	0.006	0.010	0.029	0.032	0.026
Less Distributions:
Dividends from net investment income(a)	(0.006)	(0.010)	(0.029)	(0.032)	(0.026)

Net asset value, end of fiscal year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return (%)	0.61	0.98	2.97	3.29	2.62
Ratios to average daily net assets(%)/Supplemental Data
Operating expenses, net	0.67	0.68	0.69	0.71	0.73
Net investment income	0.59	0.96	2.90	3.24	2.58
Net assets, end of fiscal year ($ millions)	1,057	948	913	772	625

(a)	Includes net realized gains and losses which were less than $0.001 per share for each of the periods.

The accompanying notes are an integral part of the financial statements.

Annual Report

Heritage Cash Trust — Municipal Money Market Fund
Notes to Financial Statements

Note 1:	Significant Accounting Policies. Heritage Cash Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company consisting of two separate investment portfolios, the Municipal Money Market Fund (the “Fund”) and the Money Market Fund. The Fund seeks to achieve maximum current income exempt from federal income tax consistent with stability of principal. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Security Valuation: The Fund uses the amortized cost method of security valuation (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended). The amortized cost of an instrument is determined by valuing it at cost at the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity.

Federal Income Taxes: The Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

Distribution of Income and Gains: Distributions from net investment income and net realized gains available for distribution are declared daily and paid monthly. The Fund uses the identified cost method for determining realized gain or loss on investment transactions for both financial and federal income tax reporting purposes.

Expenses: The Fund is charged for those expenses which are directly attributable to it, while other expenses are allocated proportionately among the Heritage mutual funds based upon methods approved by the Board of Trustees.

State Qualification Expenses: State qualification expenses are amortized based either on the time period covered by the qualification or as related shares are sold, whichever is appropriate for each state.

Other: Investment transactions are recorded on a trade date basis. Interest income is recorded on the accrual basis.

Annual Report

Heritage Cash Trust — Municipal Money Market Fund
Notes to Financial Statements
(continued)

Note 2:	Fund Shares. At August 31, 2003, there was an unlimited number of shares of beneficial interest of no par value authorized.

Transactions in shares and dollars of the Fund during the fiscal years ended August 31, 2003 and 2002 at a net asset value of $1.00 per share, were as follows:

	For the Fiscal Years Ended

	August 31, 2003	August 31, 2002

Shares sold	3,829,357,644	3,546,858,702
Shares issued on reinvestment of distributions	6,544,389	10,072,516
Shares redeemed	(3,727,488,572)	(3,521,644,365)

Net increase	108,413,461	35,286,853
Shares outstanding:
Beginning of fiscal year	948,543,747	913,256,894

End of fiscal year	1,056,957,208	948,543,747

Note 3:	Purchases, Sales and Maturities of Securities. For the fiscal year ended August 31, 2003, purchases, sales and maturities of short-term investment securities aggregated $2,842,326,776, $2,439,915,000 and $300,630,000, respectively.

Note 4:	Management, Distribution, Shareholder Servicing Agent, Fund Accounting and Trustees’ Fees. Under the Trust’s Investment Advisory and Administration Agreement with Heritage Asset Management, Inc. (the “Manager” or “Heritage”), the Fund agrees to pay to the Manager the following annual fee as a percentage of the Fund’s average daily net assets, computed daily and payable monthly.

Fund’s Average	Management
Daily Net Assets	Fee Rate

First $250 million	0.500%
Next $250 million	0.475%
Next $250 million	0.450%
Next $250 million	0.425%
Greater than $1 billion	0.400%

The amount payable to the Manager as of August 31, 2003 was $420,296. Pursuant to a contractual agreement dated January 2, 2003, the Manager agreed to waive its fees and, if necessary, reimburse the Fund to the extent that total operating expenses exceed 0.74% of its average daily net assets for the fiscal year ended August 31, 2003. No fees were waived and no expenses were reimbursed for the fiscal year ended August 31, 2003.

The Manager entered into a subadvisory agreement with Alliance Capital Management L.P. (the “Subadviser”) to provide investment advice and portfolio management services (including placement of brokerage orders) and certain compliance and other services for a fee payable by the Manager, equal to 0.125% of the Fund’s average daily net assets on assets up to $100 million, 0.10% of average daily net assets on assets from $100 million to $250 million, and 0.05% on average daily net assets exceeding $250 million without regard to any reduction due to the imposition of expense limitations.

Annual Report

Heritage Cash Trust — Municipal Money Market Fund
Notes to Financial Statements
(continued)

The Manager also is the Shareholder Servicing Agent and Fund Accountant for the Fund. The Manager charged $244,911 for Shareholder Servicing fees and $60,965 for Fund Accounting services, of which $39,014 and $10,000 were payable as of August 31, 2003, respectively.

Pursuant to a plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Fund is authorized to pay Raymond James & Associates, Inc. (the “Distributor” or “RJA”) a fee equal to 0.15% of the average daily net assets. Such fee is accrued daily and payable monthly. The total amount payable to the Distributor as of August 31, 2003 was $137,706. The Manager, Distributor, Fund Accountant and Shareholder Servicing Agent are all wholly owned subsidiaries of Raymond James Financial, Inc. (“RJF”).

Trustees of the Trust also serve as Trustees for Heritage Capital Appreciation Trust, Heritage Growth and Income Trust, Heritage Income Trust and Heritage Series Trust, investment companies that are also advised by the Manager (collectively referred to as the “Heritage Mutual Funds”). Each Trustee of the Heritage Mutual Funds who is not an employee of the Manager or an employee of an affiliate of the Manager received an annual fee of $18,000 and an additional fee of $3,000 for each combined quarterly meeting of the Heritage Mutual Funds attended. Trustees’ fees and expenses are paid equally by each portfolio in the Heritage Mutual Funds.

Note 5:	Federal Income Taxes. The timing and character of certain income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) from investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital or accumulated net realized gain (loss), as appropriate, in the period that the differences arise. Results of operations and net assets are not affected by these reclassifications. As of August 31, 2003, the Fund has net-tax basis capital loss carryforwards in the aggregate of $37,528. Capital loss carryforwards in the amount of $37,528 may be applied to any net taxable gains until their expiration date of 2004. During the fiscal year ended August 31, 2003 the Fund utilized $1,348 of capital loss carryforwards from prior years. All dividends paid by the Fund for net investment income are exempt from Federal income tax.

Annual Report

Report of Independent Certified Public Accountants

To the Board of Trustees and Shareholders of
  Heritage Cash Trust — Municipal Money Market Fund

In our opinion, the accompanying statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Heritage Cash Trust — Municipal Money Market Fund (the “Fund”) at August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2003 by correspondence with the custodian and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Tampa, Florida
October 6, 2003

Annual Report

Tax Information
(unaudited)

Of the dividends paid from net investment income for the fiscal year ended August 31, 2003, 100% were exempt interest dividends which are tax exempt for purposes of regular federal income tax, and a portion were exempt interest dividends which may be subject to the federal alternative minimum tax. Please consult a tax adviser if you have questions about federal or state income tax laws, or on how to prepare your tax return.

Annual Report

Heritage Cash Trust

Trustees and Officers

				Number of
				Portfolios in
				Heritage Mutual
				Funds
		Term of Office*		Complex	Other
Name, Address	Position(s) Held	and Length of	Principal Occupation(s)	Overseen	Directorships
and Age	with Fund	Time Served	During Past 5 years	by Trustee	Held by Trustee

Affiliated Trustees**
Thomas A. James 880 Carillon Parkway St. Petersburg, FL 33716 (61)	Trustee	Since inception in 1985	Chairman of the Board since 1986; Chief Executive Officer of RJF since 1969; Chairman of the Board of RJA since 1986; Chairman of the Board of Eagle Asset Management, Inc. (“Eagle”) since 1984.	13	Outback Steakhouse, Inc.

Richard K. Riess 880 Carillon Parkway St. Petersburg, FL 33716 (54)	President and Trustee	Since 2000 Since inception in 1985	Executive Vice President and Managing Director for Asset Management of RJF since 1998; Chief Executive Officer of Eagle since 1996; Chief Executive Officer of Heritage since 2000; President of Eagle, 1995 to 2000.	13	N/A

Independent Trustees
C. Andrew Graham 880 Carillon Parkway St. Petersburg, FL 33716 (63)	Trustee	Since inception in 1985	First Financial Advisors, LLC & Graham Financial Partners LLC (financial planning insurance and investment services) since 1999; Representative of NFP Securities, Inc. (broker-dealer) since 2002; Representative of Multi-Financial Securities Corp. (broker-dealer), 1996 to 2001; V.P. of Financial Designs Ltd., 1996 to 1999.	13	N/A

Annual Report

________________________________________________________________________________

Heritage Cash Trust
Trustees and Officers

				Number of
				Portfolios in
				Heritage Mutual
				Funds
		Term of Office*		Complex	Other
Name, Address	Position(s) Held	and Length of	Principal Occupation(s)	Overseen	Directorships
and Age	with Fund	Time Served	During Past 5 years	by Trustee	Held by Trustee

Independent Trustees (continued)
William J. Meurer 880 Carillon Parkway St. Petersburg, FL 33716 (60)	Trustee	Since 2003	Private financial consultant since September 2000; Board of Directors of Tribridge Consulting, Inc. (business consulting services) since 2000; Board of Trustees, St. Joseph’s-Baptist Health Care since 2000; Advisory Board, Bisk Publishing, Inc. (distance learning provider) since 2000; Managing Partner, Central Florida of Arthur Andersen LLP, 1987 to 2000; Managing Partner, Florida Audit and Business Advisory Services of Arthur Andersen, 1997 to 2000.	13	Sykes Enterprises, Incorporated (inbound call systems).

James L. Pappas 880 Carillon Parkway St. Petersburg, FL 33716 (60)	Trustee	Since 1989	Lykes Professor of Banking and Finance since 1986 at University of South Florida; President, Graduate School of Banking since 1995; Trustee and Chairman of the Board, Tampa Museum of Art.	13	N/A

David M. Phillips 880 Carillon Parkway St. Petersburg, FL 33716 (64)	Trustee	Since inception in 1985	Chief Executive Officer of Evare LLC (information services); Chairman Emeritus of CCC Information Services, Inc.; Executive in Residence, University of North Carolina — Wilmington, 2000 to 2003.	13	N/A

Annual Report

________________________________________________________________________________

Heritage Cash Trust
Trustees and Officers

Number of
Portfolios in
Heritage Mutual
Funds
		Term of Office*		Complex	Other
Name, Address	Position(s) Held	and Length of	Principal Occupation(s)	Overseen	Directorships
and Age	with Fund	Time Served	During Past 5 years	by Trustee	Held by Trustee

Independent Trustees (continued)
Eric Stattin 880 Carillon Parkway St. Petersburg, FL 33716 (70)	Trustee	Since 1987	Private Investor since 1988.	13	Mill Creek Bank

Deborah L. Talbot 880 Carillon Parkway St. Petersburg, FL 33716 (53)	Trustee	Since 2002	Consultant/Advisor; Member, Academy of Senior Professionals, Eckerd College since 1998; Member, Dean’s Advisory Board of Fogelman School of Business, University of Memphis, 1999-2000; Advisory Board Member, Center for Global Studies, Pennsylvania State University, 1996-1999.	13	N/A

Officers
K.C. Clark 880 Carillon Parkway St. Petersburg, FL 33716 (44)	Executive Vice President and Principal Executive Officer	Since 2000	Executive Vice President and Chief Operating Officer of Heritage, since 2000; Senior Vice President — Operations and Administration of Heritage, 1998 to 2000; Vice President — Operations and Administration of Heritage, 1993 to 1998.	N/A	N/A

H. Peter Wallace 880 Carillon Parkway St. Petersburg, FL 33716 (57)	Senior Vice President	Since 1993	Senior Vice President and Director Fixed Income Investments of Heritage since 1993.	N/A	N/A

Andrea N. Mullins 880 Carillon Parkway St. Petersburg, FL 33716 (36)	Treasurer	Since 2003	Treasurer and Vice President — Finance of Heritage since 2003; Vice President — Fund Accounting of Heritage, 1996 to 2003.	N/A	N/A

Annual Report

________________________________________________________________________________

Heritage Cash Trust
Trustees and Officers

Number of
Portfolios in
Heritage Mutual
Funds
		Term of Office*		Complex	Other
Name, Address	Position(s) Held	and Length of	Principal Occupation(s)	Overseen	Directorships
and Age	with Fund	Time Served	During Past 5 years	by Trustee	Held by Trustee

Officers (continued)
Clifford J. Alexander 1800 Massachusetts Ave. Washington, DC 20036 (60)	Secretary	Since 1985	Partner, Kirkpatrick & Lockhart LLP (law firm).	N/A	N/A

Robert J. Zutz 1800 Massachusetts Ave. Washington, DC 20036 (50)	Assistant Secretary	Since 1989	Partner, Kirkpatrick & Lockhart LLP (law firm).	N/A	N/A

Deborah A. Malina 880 Carillon Parkway St. Petersburg, FL 33716 (37)	Assistant Secretary	Since 2000	Compliance Administrator of Heritage since 2000; Assistant Supervisor of Operations, Heritage, 1997 to 2000.	N/A	N/A

*	Trustees serve for the lifetime of the Trust or until they are removed, resign or retire. The Board has adopted a retirement policy that requires Trustees to retire at the age of 72 for those Trustees in office prior to August 2000, and at the age 70 for those Trustees who are elected to office after August 2000. Officers are elected annually for one year terms. The Trust’s Statement of Additional Information includes additional information about the Trustees and officers and is available, without charge, upon request, by calling (800) 421-4184.

**	Messrs. James and Riess are “interested” persons of the Trust as that term is defined by the Investment Company Act of 1940. Mr. James is affiliated with RJA and RJF. Mr. Riess is affiliated with Heritage and RJF.

Annual Report

The Intelligent Creation of Wealth

Raymond James & Associates, Inc., Distributor

Member New York Stock Exchange/SIPC
880 Carillon Parkway
St. Petersburg, FL 33716
(727) 573-8143  -  (800) 421-4184
www.heritagefunds.com

Not FDIC Insured -  May Lose Value -  No Bank Guarantee

We are pleased that many of you are also investors in the Heritage Family of Funds. For more complete information, including fees, risks and expenses, contact your financial advisor or call Heritage Family of Funds at (800) 421-4184 for a prospectus. Read the prospectus carefully before you invest or send money. This report is for the information of shareholders of Heritage Cash Trust – Municipal Money Market Fund. It may also be used as sales literature when preceded or accompanied by a prospectus.

20M 8/03  Printed on recycled paper

Item 2. Code of Ethics

As of the end of the period August 31, 2003, Heritage Cash Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to the Principal Executive Officer and Treasurer. A copy of this code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of Heritage Cash Trust has determined that William J. Meurer is an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee. Mr. Meurer is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Form N-CSR disclosure requirement not yet effective with respect to registrant.

Item 5. Audit Committee of Listed Registrants

Not applicable to the registrant.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-end Management Investment Companies.

Not applicable to the registrant.

Item 8. [Reserved]

Item 9. Controls and Procedures

(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act), the Principal Executive Officer and Treasurer of Heritage Cash Trust have concluded that such disclosure controls and procedures are effective as of October 23, 2003.

(b)	There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) of Heritage Cash Trust that occurred during the second half of its fiscal year that has materially affected or is reasonably likely to materially affect, its internal control over financial reporting.

Item 10. Exhibits

(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 99.CODEETH.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.CERT.

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(b)	The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.906CERT.

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SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: October 22, 2003	HERITAGE CASH TRUST

/s/ K.C. Clark

K.C. Clark Executive Vice President and Principal Executive Officer

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: October 22, 2003

/s/ K.C. Clark

K.C. Clark Executive Vice President and Principal Executive Officer

Date: October 22, 2003

/s/ Andrea N. Mullins

Andrea N. Mullins Treasurer

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